UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabalex Capital Management LLC
Address: 540 Madison Avenue, Suite 27A
         New York, NY  10022

13F File Number:  028-13341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Operating Officer
Phone:     (212) 371-9952

Signature, Place, and Date of Signing:

  /s/ Kenneth A. Cowin     New York, NY     February 04, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    30

Form 13F Information Table Value Total:    $258,821 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101     9698   200000 SH       SOLE                   200000        0        0
ALUMINUM CORP CHINA LTD        SPON ADR H SHS   022276109       26    10000 SH  PUT  SOLE                    10000        0        0
BP PLC                         SPONSORED ADR    055622104    22085   500000 SH       SOLE                   500000        0        0
CHEMTURA CORP                  COM NEW          163893209     3995   250000 SH       SOLE                   250000        0        0
CHUBB CORP                     COM              171232101      270   360100 SH  CALL SOLE                   360100        0        0
CISCO SYS INC                  COM              17275R102     3035   150000 SH       SOLE                   150000        0        0
CISCO SYS INC                  COM              17275R102      385   100000 SH  CALL SOLE                   100000        0        0
DEERE & CO                     COM              244199105    10381   125000 SH       SOLE                   125000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     7851   100000 SH       SOLE                   100000        0        0
DEVON ENERGY CORP NEW          COM              25179M103    17044  1500000 SH  CALL SOLE                  1500000        0        0
EXXON MOBIL CORP               COM              30231G102    27420   375000 SH       SOLE                   375000        0        0
EXXON MOBIL CORP               COM              30231G102    14206   600000 SH  CALL SOLE                   600000        0        0
HOME DEPOT INC                 COM              437076102    14024   400000 SH       SOLE                   400000        0        0
INTEL CORP                     COM              458140100     8412   400000 SH       SOLE                   400000        0        0
JOHNSON & JOHNSON              COM              478160104     4413   500000 SH  CALL SOLE                   500000        0        0
JOHNSON & JOHNSON              COM              478160104     9278   150000 SH       SOLE                   150000        0        0
MCDONALDS CORP                 COM              580135101    11514   150000 SH       SOLE                   150000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     4595    75000 SH       SOLE                    75000        0        0
MEDTRONIC INC                  COM              585055106     7418   200000 SH       SOLE                   200000        0        0
MICROSOFT CORP                 COM              594918104     7274   950000 SH  CALL SOLE                   950000        0        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     3168   120000 SH       SOLE                   120000        0        0
MORGAN STANLEY CHINA A SH FD   COM              617468103     5470   200000 SH       SOLE                   200000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     6725   100000 SH       SOLE                   100000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     5831   150000 SH  CALL SOLE                   150000        0        0
PETROBRAS ENERGIA S A          SPONS ADR        71646J109       50   165000 SH  CALL SOLE                   165000        0        0
POTASH CORP SASK INC           COM              73755L107    30161   194800 SH       SOLE                   194800        0        0
PROSHARES TR                   PSHS ULTSH 20YRS 74347R297       37   100000 SH  CALL SOLE                   100000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     6936    50000 SH       SOLE                    50000        0        0
WALGREEN CO                    COM              931422109     7792   200000 SH       SOLE                   200000        0        0
WHIRLPOOL CORP                 COM              963320106     9327   105000 SH       SOLE                   105000        0        0